Lease liabilities - Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2021	Dec. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	$ 1,417,945	$ 1,417,945	$ 1,344,417	$ 1,344,417	$ 657,837	$ 657,837
Additions			73,528		686,580
Disposals	0		0		0
Ending balance, right-of-use assets, net	834,199		1,417,945		1,344,417
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	3,343,894	3,343,894	2,707,938	2,707,938	1,563,276	1,563,276
Additions	0		635,956		1,144,662
Disposals	0		0		0
Ending balance, right-of-use assets, net	3,343,894		3,343,894		2,707,938
Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(1,925,949)	(1,925,949)	(1,363,521)	(1,363,521)	(905,439)	(905,439)
Additions		(583,746)		(562,428)		(458,082)
Disposals		0		0		0
Ending balance, right-of-use assets, net	(2,509,695)		(1,925,949)		(1,363,521)
Adjustments, netting
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(583,746)
Office space | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	2,552,121	2,552,121	2,296,581	2,296,581	1,260,626	1,260,626
Additions	0		255,540		1,035,955
Disposals	0		0		0
Ending balance, right-of-use assets, net	2,552,121		2,552,121		2,296,581
Office space | Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(1,508,871)	(1,508,871)	(1,078,035)	(1,078,035)	(717,375)	(717,375)
Additions		(452,154)		(430,836)		(360,660)
Disposals		0		0		0
Ending balance, right-of-use assets, net	(1,961,025)		(1,508,871)		(1,078,035)
Vehicles and office furniture | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	791,773	791,773	411,357	411,357	302,650	302,650
Additions	0		380,416		108,707
Disposals	0		0		0
Ending balance, right-of-use assets, net	791,773		791,773		411,357
Vehicles and office furniture | Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(417,078)	(417,078)	(285,486)	(285,486)	(188,064)	(188,064)
Additions		(131,592)		(131,592)		(97,422)
Disposals		$ 0		$ 0		$ 0
Ending balance, right-of-use assets, net	$ (548,670)		$ (417,078)		$ (285,486)